UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment |X|; Amendment Number: 2

This Amendment (Check only one.):                | | is a restatement.
                                                 |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Nomura Asset Management Co., Ltd.
Address:  1-12-1 Nihonbashi, Chuo-ku
          Tokyo, Japan 103-8260

13F File Number: 28-6746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Tatsuro Kochi
Title: Senior Managing Director
Phone: 03-32441-9506

Signature, Place, and Date of Signing:


/s/ Tatsuro Kochi
------------------------
Tatsuro Kochi, Tokyo, Japan                     June 3, 2004
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Report Type (Check only one.):

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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

FORM 13F SUMMARY PAGE

Report Summary:

This amendment adds new holdings entries that were omitted from the original filing.

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    3,959 (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE

                                   TITLE OF               VALUE      SHARES/   SH/ PUT/  INVSTMT  OTHER         VOTING AUTHORITY
    NAME OF ISSUER                  CLASS       CUSIP    (x$1000)    PRN AMT   PRN CALL  DSCRETN MANAGERS    SOLE     SHARED   NONE
-----------------------           ----------  --------- ----------  ---------  --- ----  ------- --------  --------  -------- ------
MONSTER WORLDWIDE INC                COM       611742107     362      16,500   SH        Sole              16,500
NAVISTAR INTERNATIONAL               COM       63934E108     599      12,500   SH        Sole              12,500
PETROKAZAKHSTAN INC                  COM       71649P102     518      23,000   SH        Sole              23,000
PHILIPPINE LONG DIST            SPONSORED ADR  718252604     575      33,000   SH        Sole              33,000
PT TELEKOMUNIKASI INDONESIA     SPONSORED ADR  715684106     542      33,000   SH        Sole              33,000
RF MICRO DEVICES INC                 COM       749941100     312      31,000   SH        Sole              31,000
ROYAL BANK OF CANADA                 COM       780087102     572      12,000   SH        Sole              12,000
TECHNITROL INC                       COM       878555101     479      23,100   SH        Sole              23,100
                 TOTAL                                     3,959